Investment properties (Details 1) - ARS ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Statement [Line Items]
Investment properties	$ 1,750,304	$ 2,178,340
Shopping Malls [Member]
Statement [Line Items]
Investment properties	685,984	689,425
Properties Under Development [Member]
Statement [Line Items]
Investment properties	2,053	2,226
Offices and other rental properties [Member]
Statement [Line Items]
Investment properties	318,802	455,157
Leased Out Farmland [Member]
Statement [Line Items]
Investment properties	64,521	97,555
Undeveloped Parcels Of Land [Member]
Statement [Line Items]
Investment properties	678,944	933,977
Investment Property [Member]
Statement [Line Items]
Investment properties	$ 1,750,304	$ 2,178,340